Property, Plant and Equipment, Net (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment, Net [Abstract]
Depreciation expenses	¥ 3,436,716	¥ 3,353,055	¥ 2,510,398